CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated deficit	Accumulated other comprehensive (loss)	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 631	$ 5,462,236	$ (4,491,004)	$ (4,104)	$ 967,759
Beginning Balance, Shares at Dec. 31, 2012	63,075,122
Stock based compensation - Series A Warrant		237,971			237,971
Stock based compensation - options		15,440			15,440
Issuance of Units, shares	3,500,000
Issuance of Units, Value	35	1,504,965			1,505,000
Reclassification adjustment on disposal of subsidiary				4,104	4,104
Net Loss			(1,032,788)		(1,032,788)
Ending Balance, Amount at Dec. 31, 2013	666	7,220,612	(5,523,792)		1,697,486
Ending Balance, Shares at Dec. 31, 2013	66,575,122
Stock based compensation - Series A Warrant		848,388			848,388
Stock based compensation - options		59,860			59,860
Reclassification adjustment on disposal of subsidiary
Net Loss			(2,131,396)		(2,131,396)
Ending Balance, Amount at Dec. 31, 2014	$ 666	$ 8,128,860	$ (7,655,188)		$ 474,338
Ending Balance, Shares at Dec. 31, 2014	66,575,122